Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2020
Significant Accounting Policies [Abstract]
Financial instruments

Financial instruments

i) Financial assets

Classification

Upon the initial recognition of a financial assets, the financial assets are classified as one of the following measurement methodologies: (a) amortized cost, (b) fair value through other comprehensive income (FVTOCI), or (c) fair value through profit or loss (FVTPL). Subsequent measurement will be based on the initial classification of the financial assets.

The classification of a financial asset at initial recognition depends on the Company's business model for managing the financial asset and the financial asset's contractual cash flow characteristics.

In order for a financial asset to be measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are 'solely payments of principal and interest (SPPI)' on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company's business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Measurement

For purposes of subsequent measurement, financial assets are classified in three categories:

— Financial assets at amortized cost (debt instruments)

— Financial assets at FVTOCI

— Financial assets at FVTPL

Financial assets at amortized cost (debt instruments)

The Company measures financial assets at amortized cost if both of the following conditions are met:

— The financial asset is held within a business model with the objective of holding the financial asset in order to collect contractual cash flows and;

— The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to a period impairment review. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Company's financial assets classified at amortized cost includes other receivable.

Financial assets designated at fair value through OCI (equity instruments)

Upon initial recognition, the Company can elect to classify irrevocably its equity investments as equity instruments designated at FVTOCI when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Company benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

The Company irrevocably elected to classify its investments in Biohaven Pharmaceuticals Holding Company ltd (Biohaven), Sentien and Intensity as FVTOCI.

Financial assets at fair value through profit or loss

Financial assets at FVTPL include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured FVTPL, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.

ii) Financial liabilities

      The Company's financial liabilities include accounts payable which approximates fair value due to their short maturity and unsecured notes payable assumed in the SalvaRx Acquisition. The unsecured notes payable assumed in the SalvaRx Acquisition are recorded at fair value on the acquisition date. (see Notes 9 and 12).

Warrant liability and note payable

During the year ended March 31, 2017, the Company's subsidiaries, PPL and EyGen, issued notes with warrants (see Note 12). The warrants which are exercisable for common shares of PPL and EyGen, respectively.

Accordingly, at inception a portion of the proceeds was allocated to the fair value of the warrants and the remainder is recorded as a note payable.

At subsequent balance sheet dates the fair value of the warrant is remeasured with movements in the fair value recorded in profit or loss. The loan is recorded at amortized cost and is accounted for using the effective interest method.

In connection with the SalvaRx Acquisition (see Notes 9 and 12), the Company acquired notes payable and associated warrants which were recorded at fair value on the date of the acquisition.

Impairment of financial assets

Impairment of financial assets

IFRS 9 requires the Company to recognize an allowance for expected credit losses ("ECLs") for all debt instruments and investments not held at fair value through profit or loss and contract assets. For intangible assets, at the end of each reporting period and whenever there is an indication that the intangible asset may be impaired, the Company reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss.

At the end of each reporting period, the Company assessed whether there was objective evidence that a financial asset was impaired. The Company recognizes an allowance for ECLs for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

Foreign currencies

Foreign currencies

The functional and presentation currency of the Company and its subsidiaries (note 2(c)) is the US dollar. Monetary assets and liabilities are translated at exchange rates in effect at the balance sheet date. Non-monetary assets are translated at exchange rates in effect when they were acquired. Revenue and expenses are translated at the approximate average rate of exchange for the period. Foreign currency differences arising on retranslation are recognized in income or loss.

The effect of exchange rates on our foreign currency-denominated asset and liability balances are recorded as foreign currency transaction losses in the determination of net income (loss).

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash in hand and on-demand deposits that are readily convertible to a known amount of cash with three months or less from date of acquisition and are subject to an insignificant risk of change in value. The Company does not have any cash equivalents as at March 31, 2020 and 2019.

Intangible assets acquired in business combinations

Intangible assets acquired in business combinations

Intangible assets acquired in business combinations that are separable from goodwill are recorded at their acquisition date fair value. Subsequent to initial recognition, intangible assets acquired in business combinations are reported net of accumulated amortization and any impairment losses.

Impairment of indefinite life intangible assets other than goodwill

Impairment of indefinite life intangible assets other than goodwill

At the end of each annual reporting period and whenever there is an indication that an indefinite life intangible asset may be impaired, the Company reviews the carrying amounts of such intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of impairment loss (if any). When it is not possible to estimate the recoverable amount of any individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units ("CGU" or "CGUs"), or the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Share-based payments

Share-based payments

The Company determines the fair value of share-based payments granted to directors, officers, employees and consultants using the Black-Scholes option-pricing model at the grant date. Assumptions for the Black-Scholes model are determined as follows:

• Expected Volatility. The expected volatility rate used to value stock option grants is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the life sciences industry.

• Expected Term. The Company used historical experience.

• Risk-free Interest Rate. The risk-free interest rate assumption was based on zero-coupon U.S. Treasury instruments that had terms consistent with the expected term of the Company's stock option grants.

• Expected Dividend Yield. The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future.

Share-based payments to employees, officers and directors are recorded and reflected as an expense over the vesting period with a corresponding increase in the stock option reserve. On exercise, the associated amounts previously recorded in the stock option reserve are transferred to common share capital.

(Loss) Income per Share

(Loss) Income per Share

Basic (loss) income per share is calculated by dividing net (loss) income (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the period. Diluted (loss) Income per share reflects the dilution that would occur if outstanding stock options and share purchase warrants were exercised into ordinary shares using the treasury stock method and convertible debt were converted into oridinary shares using the if-converted method. Diluted (loss) income per share is calculated by dividing net (loss) income applicable to ordinary shares by the sum of the weighted average number of ordinary shares outstanding and all additional ordinary shares that would have been outstanding if potentially dilutive common shares had been issued. The share and per share information has been retroactively adjusted to reflect the impact of the stock dividend.

The inclusion of the Company's stock options and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share (see Note 16).

Investment in private companies

Investment in private companies

The investment is comprised of shares of private companies that have been acquired through a private placement. The investment is initially recorded at fair value. Following acquisition, the Company evaluates whether control or significant influence is exerted by the Company over the affairs of the investee company. Based on the evaluation, the Company accounts for the investment using either the consolidation, equity accounting or fair value method. See Note 8.

Investments in associates

Investments in associates

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost from the date the investee becomes an associate and adjusted thereafter to recognize the Company's share of the profit or loss and other comprehensive income of the associate. When the Company's share of losses of an associate exceed the Company's interest in that associate (which includes any long-term interests that, in substance, form part of the Company's net investment in the associate), the Company discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that

The Company has incurred legal or constructive obligations or made payments on behalf of the associate.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within 'Share of profit of an associate' in the statement of profit or loss.

Research and Development Expenses

Research and Development Expenses

(i) Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is expensed as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically, and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. During the period of development, the asset is tested for impairment annually.

Research and development expenses include all direct and indirect operating expenses supporting the products in development.

(ii) Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in income or loss as incurred.

(iii) Clinical trial expenses

Clinical trial expenses are a component of the Company's research and development costs. These expenses include fees paid to contract research organizations, clinical sites, and other organizations who conduct development activities on the Company's behalf. The amount of clinical trial expenses recognized in a period related to clinical agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates incorporate factors such as patient enrolment, services provided, contractual terms, and prior experience with similar contracts.

Contingent liability

Contingent liability

A contingent liability is a possible obligation that arises from past events and of which the existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not within the control of the Corporation; or a present obligation that arises from past events (and therefore exists), but is not recognized because it is not probable that a transfer or use of assets, provision of services or any other transfer of economic benefits will be required to settle the obligation; or the amount of the obligation cannot be estimated reliably.

Determination of fair value

Determination of fair value

A number of the Company's accounting policies and disclosures required the determination of fair value, both for financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. When applicable, further information about the assumptions made in determining fair values is disclosed in Note 20 and other footnotes that specifically relate to assets or liabilities measured at fair value.

Income Tax

Income Tax

The Company uses the asset and liability method to account for income taxes. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities for accounting purposes, and their respective tax bases.

Deferred income tax assets and liabilities are measured using tax rates that have been enacted or substantively enacted and applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in statutory tax rates is recognized in profit or loss in the year of change. Deferred income tax assets are recorded when their recoverability is considered probable and are reviewed at the end of each reporting period.

Business Combinations

Business Combinations

Business combinations are accounted for using the acquisition method as of the date when control transfers to the Company. The total purchase price less the fair value of non-controlling interest is allocated to the acquired net tangible and intangible assets and liabilities assumed at fair value.

Transaction costs that the Company incurs in connection with a business combination are expensed as incurred.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of an entity and the amount recognized for non-controlling interests over the fair value of the net identifiable assets acquired and liabilities assumed. Goodwill is allocated to the CGUs which are expected to benefit from the synergies of the combination. Goodwill is not subject to amortization and is tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

Impairment is determined for goodwill by assessing if the carrying value of a CGU, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the value in use. Impairment losses recognized in respect of a CGU are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the CGU. Any goodwill impairment is recorded in income in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.

Adoption of New Standards

Adoption of New Standards

IFRS 16, Leases

In January 2016, the IASB issued IFRS 16 which requires lessees to recognize assets and liabilities for most leases. Lessees will have a single accounting model for all leases, with certain exemptions. The new standard is effective for annual reporting periods beginning on or subsequent to January 1, 2019, with limited early application permitted. The new standard permits lessees to use either a full retrospective or a modified retrospective approach on transition for leases existing at the date of transition, with options to use certain transition reliefs. On April 1, 2019, the Company's adoption of this standard did not have a material impact on its financial statements.

IFRIC 23 Uncertainty over Income Tax Treatment

The interpretation addresses the determination of taxable income (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. The new standard is effective to annual reporting periods beginning on or after January 1, 2019. On April 1, 2019, the Company's adoption of this standard did not have any impact on its financial statements.

Prepayment Features with Negative Compensation (Amendments to IFRS 9)

Amends the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortized cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments. The amendment is effective to annual reporting periods beginning on or subsequent to January 1, 2019. On April 1, 2019, the Company's adoption of this standard did not have any impact on its financial statements.

Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28)

Clarifies that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied. The amendment is effective to annual reporting periods beginning on or subsequent to January 1, 2019. On April 1, 2019, the Company's adoption of this standard did not have any impact on its financial statements as all associates and joint ventures use the equity method.

Amendments to IAS 23 Borrowing Costs: Annual Improvements to IFRS 2015 - 2017 Cycle

The amendment specifies that when determining the weighted average borrowing rate for purposes of capitalizing borrowing costs, the calculation excludes borrowings which have been made specifically for the purposes of obtaining a qualifying asset, but only until substantially all the activities necessary to prepare the asset for its intended use or sale are complete. The new standard is effective to annual reporting periods beginning on or subsequent to January 1, 2019. On April 1, 2019, the Company's adoption of this standard did not have any impact on its financial statements.

Amendments to IAS 12 Income Taxes: Annual Improvements to IFRS 2015 - 2017 Cycle

The amendment specifies that the income tax consequences on dividends are recognized in profit or loss, other comprehensive income or equity according to where the entity originally recognized the events or transactions which generated the distributable reserves. The new standard is effective to annual reporting periods beginning on or subsequent to January 1, 2019. On April 1, 2019, the Company's adoption of this standard did not have any impact on its financial statements.

Amendments to IFRS 3: Business Combinations: Annual Improvements to IFRS 2015 - 2017 Cycle

The amendment clarifies that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation. The new standard is effective to annual reporting periods beginning on or subsequent to January 1, 2019. On April 1, 2019, the Company's adoption of this standard did not have any impact on its financial statements.

New standards and interpretations not yet adopted

New standards and interpretations not yet adopted

Standards issued but not yet effective up to the date of issuance of the Company's consolidated financial statements are listed below. This listing is of standards and interpretations issued which the Company reasonably expects to be applicable at a future date. The Company intends to adopt those standards when they become effective.

Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and Its Associate or Joint Venture

The amendment addresses the conflict between IFRS 10 and IAS 28 in dealing with the loss of control of a subsidiary that is sold or contributed to an associate or joint venture. The amendments clarify that the gain or loss resulting from the sale or contribution of assets that constitute a business, as defined in IFRS 3, between an investor and its associate or joint venture, is recognized in full. Any gain or loss resulting from the sale or contribution of assets that do not constitute a business, however, is recognized only to the extent of unrelated investors' interests in the associate or joint venture. The IASB has deferred the effective date of these amendments indefinitely, but an entity that early adopts the amendments must apply them prospectively. The Company does not believe that the above amendment will have any material impact on its financial statements.